Note 18 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Lease, Expense	$ 74,058	$ 65,418
Minority Shareholders of Subsidiaries [Member]
Operating Lease, Expense	$ 10,070	8,497
Lessee, Operating Lease, Term of Contract	10 years
Financing Receivable, after Allowance for Credit Loss	$ 6,544	$ 8,397
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Debt Instrument, Term	5 years
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Debt Instrument, Term	10 years